EQUITY (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest on shareholders' equity (net) accumulated	R$ 17,542,153	R$ 14,502,765	R$ 21,456,770
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Interest on shareholders' equity (net) accumulated	19,085,448
Legal reserve	954,272
Adjusted calculation basis	18,131,176
Monthly and intermediary interest on shareholders' equity (gross), paid	2,307,588
Paid intermediary interest on shareholders' equity (gross)	4,000,000
Provisioned intermediary interest on shareholders' equity (gross)	2,000,000
Additional provisioned interest on equity (gross)	2,975,700
Withholding income tax on interest on shareholders' equity	(1,692,493)
Interest on shareholders' equity (net) accumulated	R$ 9,590,795	R$ 9,614,183
Interest on shareholders' equity (net) accumulated, percentage	52.90%	66.92%